Equity Incentive Plans and Stock-Based Compensation - Summary of Fair Value of Stock Options Estimated Using Black-Scholes Merton Option Pricing Model Assumptions (Detail) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock price				$ 1.60
Risk-free interest rate, minimum	3.17%	1.39%	1.40%	2.70%
Risk-free interest rate, maximum	4.45%	2.58%	2.60%	3.00%
Expected volatility, minimum	88.01%	100.52%	77.00%	93.00%
Expected volatility, maximum	95.11%	104.15%	104.00%	98.00%
Expected term (in years)		6 years 29 days	6 years 1 month 6 days
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock price	$ 16.00	$ 1.60	$ 1.60
Expected term (in years)	5 years 6 months			6 years 3 days
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock price	$ 35.92	$ 6.44	$ 9.16
Expected term (in years)	6 years 29 days			6 years 1 month 6 days